UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2014

Date of reporting period: June 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein—Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 54.3%
Financials - 17.7%
Commercial Banks - 10.5%
Banco do Brasil SA	96,600	$958,922
Banco Santander Brasil SA/Brazil (ADR)	30,430	189,274
Bank of China Ltd.	645,000	264,234
China Construction Bank Corp. - Class H	1,095,000	769,477
China Minsheng Banking Corp. Ltd.	263,000	256,106
DGB Financial Group, Inc.	10,780	146,519
Industrial & Commercial Bank of China Ltd. - Class H	427,000	267,615
KB Financial Group, Inc.	7,280	215,908
Komercni Banka AS	2,380	441,812
Sberbank of Russia (Sponsored ADR)	18,371	210,899

		3,720,766

Real Estate Investment Trusts (REITs) - 4.9%
CapitaCommercial Trust	325,000	374,922
Fibra Uno Administracion SA de CV	90,470	303,790
Mapletree Commercial Trust	417,000	388,624
Mapletree Logistics Trust	307,000	266,078
Mexico Real Estate Management SA de CV(a)	179,890	388,728

		1,722,142

Real Estate Management & Development - 2.3%
Evergrande Real Estate Group Ltd. (a) (b)	729,000	269,055
KWG Property Holding Ltd.	903,000	469,320
Wheelock & Co., Ltd.	16,000	79,625

		818,000

		6,260,908

Energy - 6.5%
Energy Equipment & Services - 1.5%
Seadrill Ltd.	13,200	531,648

Oil, Gas & Consumable Fuels - 5.0%
China Petroleum & Chemical Corp. - Class H	495,400	346,663
Gazprom OAO (Sponsored ADR) (a)	50,860	334,150
LUKOIL OAO (London) (Sponsored ADR)	16,470	949,496
Petroleo Brasileiro SA (Sponsored ADR)	8,930	130,914

		1,761,223

		2,292,871

Consumer Discretionary - 6.2%
Auto Components - 0.7%
Sumitomo Rubber Industries Ltd.	14,600	238,332

Automobiles - 3.2%
Kia Motors Corp.	7,870	424,998
Tata Motors Ltd.	49,410	230,773
Tofas Turk Otomobil Fabrikasi AS	40,460	252,370
Volkswagen AG (Preference Shares)	1,040	210,063

		1,118,204

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 0.3%
MGM China Holdings Ltd.	44,400	$117,822

Household Durables - 0.5%
Even Construtora e Incorporadora SA	26,100	93,225
Rossi Residencial SA (a)	71,915	95,077

		188,302

Specialty Retail - 0.6%
Mr. Price Group Ltd.	16,400	223,544

Textiles, Apparel & Luxury Goods - 0.9%
Daphne International Holdings Ltd.	120,000	102,123
Shenzhou International Group Holdings Ltd.	50,000	144,062
Yue Yuen Industrial Holdings Ltd.	20,500	52,846

		299,031

		2,185,235

Telecommunication Services - 6.0%
Diversified Telecommunication Services - 2.6%
Telefonica Brasil SA (Preference Shares)	15,200	342,849
Telekomunikasi Indonesia Persero TBK PT	244,000	271,733
Telenor ASA	14,450	287,020

		901,602

Wireless Telecommunication Services - 3.4%
Advanced Info Service PCL	56,300	511,901
China Mobile Ltd.	40,000	415,297
SK Telecom Co., Ltd.	1,550	285,054

		1,212,252

		2,113,854

Information Technology - 5.9%
Computers & Peripherals - 0.8%
Wistron Corp.	283,800	286,158

Electronic Equipment, Instruments & Components - 0.4%
LG Display Co., Ltd. (a)	6,070	144,829

Semiconductors & Semiconductor Equipment - 4.7%
Advanced Semiconductor Engineering, Inc.	165,455	137,733
King Yuan Electronics Co., Ltd.	102,000	74,814
Samsung Electronics Co., Ltd.	1,240	1,449,342

		1,661,889

		2,092,876

Utilities - 3.9%
Electric Utilities - 1.3%
Cia Energetica de Minas Gerais (Preference Shares)	26,800	238,652
Light SA	32,800	228,579

		467,231

Gas Utilities -0.6%
Aygaz AS	41,030	188,388

Company		Shares	U.S. $ Value
Independent Power Producers & Energy Traders - 2.0%
AES Tiete SA (Preference Shares)		29,600	$276,984
Tractebel Energia SA		27,900	433,501

			710,485

			1,366,104

Materials - 3.3%
Chemicals - 0.7%
Mitsubishi Gas Chemical Co., Inc.		32,000	234,611

Metals & Mining - 2.6%
KGHM Polska Miedz SA		15,290	556,095
Vale SA (Sponsored ADR) (Local Preference Shares)		30,770	374,163

			930,258

			1,164,869

Consumer Staples - 2.0%
Beverages - 0.3%
Cia Cervecerias Unidas SA		7,680	109,671

Food Products - 1.7%
MHP SA (GDR) (c)		18,860	320,620
NongShim Co., Ltd.		1,240	287,001

			607,621

			717,292

Industrials - 1.8%
Industrial Conglomerates - 1.0%
Bidvest Group Ltd.		14,910	369,409

Transportation Infrastructure - 0.8%
Jiangsu Expressway Co., Ltd.		280,000	288,807

			658,216

Health Care - 1.0%
Health Care Providers & Services - 0.4%
Shanghai Pharmaceuticals Holding Co., Ltd.		75,500	141,139

Pharmaceuticals - 0.6%
Richter Gedeon Nyrt		1,410	210,768

			351,907

Total Common Stocks (cost $20,362,514)			19,204,132

		Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 8.1%
Argentina – 1.0%
Argentina Bonos
2.26%, 12/31/38 (d)	EUR	804	336,040

		Principal Amount (000)	U.S. $ Value
Belarus - 0.9%
Republic of Belarus
8.75%, 8/03/15 (c)	U.S.$	321	$321,802

Ivory Coast - 1.5%
Ivory Coast Government International Bond
5.75%, 12/31/32 (c)		666	546,120

Nigeria - 0.6%
Nigeria - Recap Linked Note (Citi)
15.10%, 5/01/17 (c)	NGN	32,000	203,896

Rwanda - 1.0%
Rwanda
6.625%, 5/02/23 (c)	U.S.$	400	352,000

United Republic of Tanzania – 1.1%
Republic of Tanzania
6.45%, 3/08/20 (c)(e)		400	400,000

Venezuela - 2.0%
Republic of Venezuela
7.65%, 4/21/25		939	699,555

Total Emerging Markets - Sovereigns
(cost $2,862,541)			2,859,413

EMERGING MARKETS - CORPORATE BONDS - 6.5%
Industrial - 6.5%
Capital Goods - 0.6%
Cemex Finance LLC
9.50%, 12/14/16 (c)		213	225,247

Communications - Telecommunications - 1.9%
Pakistan Mobile Communications
8.625%, 11/13/13 (c)		230	228,850
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748%, 2/02/21 (c)		400	426,500

			655,350

Consumer Cyclical - Other - 1.0%
Longfor Properties Co., Ltd.
6.75%, 1/29/23 (c)		402	362,328

Consumer Non-Cyclical - 2.4%
Arcelik AS
5.00%, 4/03/23 (c)		260	226,573
Marfrig Holding Europe BV
8.375%, 5/09/18 (c)		200	188,000
Tonon Bioenergia SA
9.25%, 1/24/20 (c)		275	248,174
Virgolino De Oliveira Finance
11.75%, 2/09/22 (c)		200	179,500

			842,247

		Principal Amount (000)	U.S. $ Value
Energy - 0.6%
Pacific Rubiales Energy Corp.
5.125%, 3/28/23 (c)	U.S.$	236	$223,392

Total Emerging Markets - Corporate Bonds (cost $2,419,545)			2,308,564

QUASI-SOVEREIGNS - 6.0%
Quasi-Sovereign Bonds - 6.0%
Angola - 1.5%
Republic of Angola Via Northern Lights III BV
7.00%, 8/16/19 (c)		500	512,897

Azerbaijan - 1.0%
State Oil Co. of the Azerbaijan Republic
4.75%, 3/13/23 (c)		400	360,583

Brazil - 0.7%
Caixa Economica Federal
2.375%, 11/06/17 (c)		275	253,688

Mexico - 1.6%
Petroleos Mexicanos
3.50%, 1/30/23 (c)		145	133,762
5.50%, 1/21/21		393	418,545

			552,307

Turkey - 1.2%
Export Credit Bank of Turkey
5.375%, 11/04/16 (c)		424	440,430

Total Quasi-Sovereigns (cost $2,202,274)			2,119,905

GOVERNMENTS - SOVEREIGN BONDS - 6.0%
Colombia - 1.2%
Republic of Colombia
2.625%, 3/15/23		480	426,000

Croatia - 0.7%
Croatia Government International Bond
6.25%, 4/27/17 (c)		242	252,454

Peru - 1.2%
Republic of Peru
7.125%, 3/30/19		348	421,080

		Principal Amount (000)	U.S. $ Value
Slovenia - 1.1%
Republic of Slovenia
5.50%, 10/26/22 (c)	U.S.$	400	$368,000

Turkey - 1.8%
Republic of Turkey
4.875%, 4/16/43		211	181,460
6.875%, 3/17/36		50	55,750
7.00%, 6/05/20		200	231,000
Turkey Government International Bond
4.875%, 4/16/43		200	172,000

			640,210

Total Governments - Sovereign Bonds (cost $2,199,996)			2,107,744

GOVERNMENTS - TREASURIES - 4.4%
Australia - 1.4%
Australia Government Bond Series 132
5.50%, 1/21/18	AUD	502	506,745

Philippines - 1.4%
Philippine Government International Bond
6.25%, 1/14/36	PHP	20,000	490,741

Poland - 0.8%
Poland Government Bond Series 1021
5.75%, 10/25/21	PLN	823	273,821

Russia - 0.8%
Russian Federal Bond - OFZ Series 6208
7.50%, 2/27/19	RUB	9,053	279,667

Total Governments - Treasuries (cost $1,695,569)			1,550,974

		Shares
WARRANTS - 2.5%
Commercial Banks - 2.5%
Commercial Bank of Qatar QSC (The), Deutsche Bank, expiring 5/26/17 (a)		29,140	556,283
First Gulf Bank PJSC, Merrill Lynch, expiring 8/21/15 (a)		73,230	315,621

Total Warrants (cost $880,635)			871,904

		Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 2.2%
Industrial - 2.2%
Consumer Non-Cyclical - 1.2%
Agrokor DD
8.875%, 2/01/20 (c)	U.S.$	400	$418,385

Technology - 1.0%
Micron Technology, Inc. Series D
3.125%, 5/01/32 (c)		235	374,972

Total Corporates - Non-Investment Grades (cost $671,086)			793,357

EMERGING MARKETS - TREASURIES - 0.6%
Dominican Republic - 0.6%
Dominican Republic International Bond 16.00%, 7/10/20 (c) (cost $212,947)	DOP	7,100	222,753

		Contracts
OPTIONS PURCHASED - PUTS - 0.2%
Options on Equity Indices - 0.2%
IBOV Index Expiration: Dec 2013, Exercise Price: BRL 55,000.00 (a) (f) (premiums paid $33,168)		24	75,689

		Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 0.2%
Industrial - 0.2%
Basic - 0.2%
Vale Overseas Ltd. 6.875%, 11/21/36 (cost $83,129)	U.S.$	72	72,899

		Shares
SHORT - TERM INVESTMENTS - 12.1%
Investment Companies - 10.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (g) (cost $3,667,481)		3,667,481	3,667,481

		Principal Amount (000)
TIME DEPOSITS - 1.7%
BBH Grand Cayman
0.003%,7/01/13	EUR	2	1,805
0.005%,7/01/13	SGD	7	6,854
0.005%,7/01/13	JPY	2	1,683
0.005%,7/02/13	HKD	12	12,485
0.069%,7/01/13	GBP	5	5,066
0.236%,7/01/13	NOK	17	16,938
0.265%,7/02/13	CAD	5	5,499
3.805%,7/01/13	ZAR	5	5,443

		Principal Amount (000)	U.S. $ Value
Citibank, London
0.03%, 7/01/13	U.S.$	535	$534,538

Total Time Deposits (cost $590,311)			590,311

Total Short-Term Investments (cost $4,257,792)			$4,257,792

		Shares
Total Investments Before Security Lending Collateral for Securities Loaned - 103.1% (cost $37,881,196)			36,445,126

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
Investment Companies - 0.3%
AllianceBernstein Exchange Reserves - Class I, 0.07% (g) (cost $118,800)		118,800	118,800

Total Investments - 103.4% (cost $37,999,996) (h)			36,563,926
Other assets less liabilities - (3.4)%			(1,199,977)

Net Assets - 100.0%			$35,363,949

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI Emerging Markets Index Futures	30	September 2013	$1,379,455	$1,394,046	$14,591

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	INR	3,898	USD	67	9/17/13	$2,824
Barclays Bank PLC	JPY	62,528	USD	631	9/17/13	213
Barclays Bank PLC	TWD	57,897	USD	1,948	9/17/13	14,827
Barclays Bank PLC	USD	2,004	CNY	12,410	9/17/13	(5,560)
BNP Paribas SA	AUD	577	USD	540	9/17/13	15,596
BNP Paribas SA	INR	38,946	USD	659	9/17/13	15,699
BNP Paribas SA	USD	500	PEN	1,386	9/17/13	(5,085)
Brown Brothers Harriman & Co.	CZK	23,286	USD	1,155	9/17/13	(10,711)
Brown Brothers Harriman & Co.	EUR	648	USD	858	9/17/13	14,132
Brown Brothers Harriman & Co.	HUF	46,438	USD	204	9/17/13	312

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	NOK	3,188	USD	538	9/17/13	$14,868
Brown Brothers Harriman & Co.	PLN	1,498	USD	454	9/17/13	5,841
Brown Brothers Harriman & Co.	TRY	1,408	USD	747	9/17/13	25,782
Brown Brothers Harriman & Co.	USD	604	CZK	11,639	9/17/13	(21,122)
Citibank	KRW	714,906	USD	630	9/17/13	5,934
Citibank	RUB	6,523	USD	203	9/17/13	6,984
Deutsche Bank	USD	893	INR	51,192	9/17/13	(46,480)
Deutsche Bank	USD	978	MXN	12,416	9/17/13	(26,391)
Goldman Sachs	BRL	1,528	USD	690	7/02/13	4,868
Goldman Sachs	USD	689	BRL	1,528	7/02/13	(4,432)
Goldman Sachs	BRL	1,528	USD	685	8/02/13	5,232
Goldman Sachs	USD	195	JPY	18,399	9/17/13	(9,464)
Royal Bank of Scotland	USD	373	TRY	698	9/17/13	(15,472)
Standard Chartered Bank	BRL	1,528	USD	711	7/02/13	26,672
Standard Chartered Bank	USD	690	BRL	1,528	7/02/13	(4,868)
Standard Chartered Bank	SGD	717	USD	566	9/17/13	301
Standard Chartered Bank	USD	798	IDR	8,323,969	9/17/13	9,789
Standard Chartered Bank	USD	630	KRW	714,906	9/17/13	(6,128)
Standard Chartered Bank	USD	296	MYR	934	9/17/13	(3,081)
Standard Chartered Bank	USD	385	PHP	16,609	9/17/13	715

						$11,795

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA:
Venezuela Government International Bond, 9.25% 9/15/27, 9/20/16*	(5.00)%	8.02%	$400	$51,671	$57,722	$(6,051)
*	Termination date

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the aggregate market value of these securities amounted to $7,790,926 or 22.0% of net assets.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2013.
(e)	Floating Rate Security. Stated interest rate was in effect at June 30, 2013.
(f)	One contract relates to 1 share.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(h)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,179,449 and gross unrealized depreciation of investments was $(2,615,519), resulting in net unrealized depreciation of $(1,436,070).

Currency Abbreviation:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
CZK	-	Czech Koruny
DOP	-	Dominican Peso
EUR	-	Euro
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

COUNTRY BREAKDOWN *

June 30, 2013 (unaudited)

12.0%	Brazil
11.2%	China
8.1%	South Korea
6.0%	Russia
4.8%	Turkey
4.0%	Mexico
2.8%	Singapore
2.3%	Poland
2.3%	Norway
1.9%	Venezuela
1.9%	Croatia
1.8%	Colombia
1.6%	South Africa
27.6%	Other
11.7%	Short-Term

100.0%	Total Investments

*	All data are as of June 30, 2013. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.5% or less in the following countries: Angola, Argentina, Australia, Azerbaijan, Belarus, Chile, Czech Republic, Dominican Republic, Germany, Hong Kong, Hungary, India, Indonesia, Ivory Coast, Japan, Macau, Nigeria, Pakistan, Peru, Philippines, Qatar, Rwanda, Slovenia, Taiwan, Thailand, Ukraine, United Arab Emirates, United Republic of Tanzania and United States.

AllianceBernstein Emerging Markets Multi Asset Fund

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Financials	$2,051,613		$4,209,295		$	– 0	–	$6,260,908
Energy	1,414,560		878,311			– 0	–	2,292,871
Consumer Discretionary	188,302		1,996,933			– 0	–	2,185,235
Telecommunication Services	342,849		1,771,005			– 0	–	2,113,854
Information Technology	– 0	–	2,092,876			– 0	–	2,092,876
Utilities	1,177,716		188,388			– 0	–	1,366,104
Materials	374,163		790,706			– 0	–	1,164,869
Consumer Staples	430,291		287,001			– 0	–	717,292
Industrials	288,807		369,409			– 0	–	658,216
Health Care	– 0	–	351,907			– 0	–	351,907
Emerging Markets - Sovereigns	– 0	–	2,655,517			203,896		2,859,413
Emerging Markets - Corporate Bonds	228,850		2,079,714			– 0	–	2,308,564
Quasi-Sovereigns	360,583		1,759,322			– 0	–	2,119,905
Governments - Sovereign Bonds	172,000		1,935,744			– 0	–	2,107,744
Governments - Treasuries	– 0	–	1,550,974			– 0	–	1,550,974
Warrants	– 0	–	– 0	–		871,904		871,904
Corporates - Non-Investment Grades	– 0	–	793,357			– 0	–	793,357
Emerging Markets - Treasuries	222,753		– 0	–		– 0	–	222,753
Options Purchased - Puts	– 0	–	75,689			– 0	–	75,689
Corporates - Investment Grades	– 0	–	72,899			– 0	–	72,899
Short-Term Investments:
Investment Company	3,667,481		– 0	–		– 0	–	3,667,481
Time Deposits	– 0	–	590,311			– 0	–	590,311
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	118,800		– 0	–		– 0	–	118,800

Total Investments in Securities	11,038,768		24,449,358			1,075,800		36,563,926
Other Financial Instruments*:

Assets
Futures	14,591		– 0	–		– 0	–	14,591
Forward Currency Exchange Contracts	– 0	–	170,589			– 0	–	170,589

Liabilities
Credit Default Swaps	– 0	–	(6,051)			– 0	–	(6,051)
Forward Currency Exchange Contracts	– 0	–	(158,794)			– 0	–	(158,794)

Total	$11,053,359		$24,455,102			$1,075,800		$36,584,261

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Emerging Markets - Sovereigns		Governments - Sovereign Bonds			Warrants		Emerging Markets - Treasuries
Balance as of 3/31/13	$ – 0	–		$226,311		$954,416			$210,732
Accrued discounts/ (premiums)	(996)			– 0	–	– 0	–		– 0	–
Realized gain (loss)	– 0	–		– 0	–	10,405			– 0	–
Change in unrealized appreciation/depreciation	(21,419)			– 0	–	108,671			– 0	–
Purchases	– 0	–		– 0	–	518,585			– 0	–
Sales	– 0	–		– 0	–	(720,173)			– 0	–
Reclassification	226,311			(226,311)		– 0	–		– 0	–
Transfers into Level 3	– 0	–		– 0	–	– 0	–		– 0	–
Transfers out of Level 3+	– 0	–		– 0	–	– 0	–		(210,732)

Balance as of 6/30/13	$203,896		$	– 0	–	$871,904		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 6/30/13	$(21,419)		$	– 0	–	$53,538		$	– 0	–

	Totals
Balance as of 3/31/13	$1,391,459
Accrued discounts/ (premiums)	(996)
Realized gain (loss)	10,405
Change in unrealized appreciation/depreciation	87,252
Purchases	518,585
Sales	(720,173)
Reclassification	– 0	–
Transfers into Level 3	– 0	–
Transfers out of Level 3+	(210,732)

Balance as of 6/30/13	$1,075,800

Net change in unrealized appreciation/depreciation from investments held as of 6/30/13	$32,119

+	There were de minimis transfers under 1% of net assets during the reporting period.

The follow presents information about significant unobservable inputs related to the Fund’s Level 3 investments at June 30, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/2013	Valuation Technique	Unobservable Input	Range/ Weighted Average
Emerging Markets - Sovereigns	$203,896	Indicative Market Quotations	Broker Quote	$0.64/N/A
Warrants	$871,904	Indicative Market Quotations	Broker Quote	$4.31-$19.09/$13.74

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 22, 2013